Income Taxes - Schedule of Income (Loss) from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States	$ (17,859)	$ (763,664)	$ (51,520)
Foreign	(966)	(10,521)	(2,328)
Total loss before income taxes	$ (18,825)	$ (774,185)	$ (53,848)